As filed with the Securities and Exchange Commission on July 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Item 1. Schedule of Investments.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS AT MAY 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 58.9%
Aerospace Products & Services: 2.7%
246,400	BE Aerospace, Inc. *	$15,631,616

Computer & Electronic Products: 7.9%
35,130	Apple, Inc.	15,797,259
2,559,184	ION Geophysical Corp. *	16,353,186
197,100	Varian Medical Systems, Inc. *	13,207,671
		45,358,116

Credit Intermediation: 4.5%
364,512	Euronet Worldwide, Inc. *	11,117,616
82,000	Visa, Inc.	14,607,480
		25,725,096

Electronics & Appliance Stores: 3.5%
406,066	Conn's, Inc. *	19,990,629

Food Manufacturing: 7.7%
439,500	Flowers Foods, Inc.	14,666,115
229,750	Ingredion, Inc.	15,650,570
470,000	Mondelez International, Inc.	13,846,200
		44,162,885

Furniture Manufacturing: 1.6%
280,500	Leggett & Platt, Inc.	8,976,000

Health Care Equipment: 1.4%
119,400	Edwards Lifesciences Corp.	7,935,324

Insurance Carriers: 5.2%
281,700	Endurance Specialty Holdings Ltd.	14,177,961
251,900	Express Scripts Holding Co. *	15,648,028
		29,825,989

Machinery: 4.8%
566,483	3D Systems Corp.*	27,485,755

Oil & Gas Extraction: 3.1%
474,600	Oasis Petroleum, Inc. *	17,636,136

Professional, Scientific & Technical Services: 6.9%
771,000	Constant Contact, Inc. *	11,503,320
1,027,879	EPIQ Systems, Inc.1	12,468,172
804,100	Luminex Corp. *1	15,495,007
		39,466,499

Real Estate: 2.8%
159,700	The Howard Hughes Corp. *	15,906,120

Retail: 2.5%
375,500	Sotheby's	13,987,375

Sporting & Recreation Goods: 2.0%
217,700	Pool Corp.	11,200,665

Water Transportation: 2.3%
391,100	Carnival Corp.	12,945,410
TOTAL COMMON STOCKS
(Cost $271,254,839)		336,233,615

CONVERTIBLE PREFERRED STOCK: 1.8%
Credit Intermediation: 1.8%
8,630	Bank of America Corp.	10,252,440

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $8,325,450)		10,252,440

Principal Amount		Value
CORPORATE BONDS: 27.0%
Aerospace Products & Services: 0.4%
	BE Aerospace, Inc.,
$2,000,000	5.250%, 4/1/22	$2,100,000

Air Transportation: 0.2%
	The Boeing Co.,
1,000,000	3.750%, 11/20/16	1,092,103

Beverage & Tobacco Products: 2.5%
	Altria Group, Inc.,
5,000,000	2.850%, 8/9/22	4,771,275
	Anheuser-Busch InBev Financial, Inc.,
4,000,000	0.800%, 1/15/16	3,996,696
	The Coca-Cola Co.,
1,500,000	0.750%, 11/15/13	1,502,494
	Diageo Capital PLC,
1,750,000	0.625%, 4/29/16	1,740,637
	PepsiCo, Inc.,
2,000,000	3.125%, 11/1/20	2,092,968
		14,104,070

Building Material, Garden & Supplies Dealers: 0.4%
	The Home Depot, Inc.,
2,000,000	5.400%, 3/1/16	2,248,602

Chemical Manufacturing: 2.3%
	AbbVie, Inc.,
5,000,000	1.750%, 11/6/172	4,989,185
	GlaxoSmithKline PLC,
4,000,000	1.500%, 5/8/17	4,041,092
	McKesson Corp.,
1,000,000	4.750%, 3/1/21	1,132,191
	Merck & Co., Inc.,
2,000,000	0.700%, 5/18/16	1,993,476
	Pfizer, Inc.,
700,000	6.200%, 3/15/19	864,333
		13,020,277

Commercial Finance: 0.2%
	General Electric Capital Corp.,
775,000	4.375%, 9/16/20	848,713
	John Deere Capital Corp.,
500,000	2.250%, 4/17/19	511,599
		1,360,312

Computer & Electronic Products: 4.9%
	Dell Computer Corp.,
5,000,000	7.100%, 4/15/28	5,241,165
	Dell, Inc.,
4,000,000	2.100%, 4/1/14	4,035,092
	Hewlett-Packard Co.,
500,000	3.750%, 12/1/20	496,290
	Intel Corp.,
5,000,000	2.700%, 12/15/22	4,822,020
	Medtronic, Inc.,
4,500,000	2.750%, 4/1/23	4,402,903
	Northrop Grumman Corp.,
3,250,000	3.250%, 8/1/23	3,212,349
	Texas Instruments, Inc.,
5,750,000	1.000%, 5/1/18	5,611,569
		27,821,388

Credit Intermediation: 6.4%
	Bank America Corp.,
4,750,000	1.250%, 1/11/16	4,741,270
	BB&T Corp.,
1,000,000	4.900%, 6/30/17	1,112,743
4,675,000	1.450%, 1/12/18	4,629,372
	Capital One NA,
5,000,000	1.500%, 3/22/18	4,924,285
	JPMorgan Chase & Co.,
500,000	4.875%, 3/15/14	516,413
3,000,000	3.150%, 7/5/16	3,163,269
5,000,000	1.800%, 1/25/18	4,979,840
4,200,000	1.625%, 5/15/18	4,125,992
	Royal Bank Of Canada,
2,000,000	1.500%, 1/16/18	1,996,352
	Sumitomo Mitsui Banking Corp.,
4,000,000	0.900%, 1/18/16	3,981,240
	Whitney National Bank,
2,650,000	5.875%, 4/1/17	2,828,101
		36,998,877

Food Manufacturing: 1.8%
	Campbell Soup Co.,
3,545,000	2.500%, 8/2/22	3,339,819
	Kellogg Co.,
5,000,000	3.250%, 5/21/18	5,339,890
	Kraft Foods, Inc.,
400,000	5.250%, 10/1/13	405,968
1,000,000	5.375%, 2/10/20	1,163,912
		10,249,589

Furniture Manufacturing: 0.4%
	Leggett & Platt, Inc.,
1,500,000	4.650%, 11/15/14	1,568,905
970,000	3.400%, 8/15/22	959,763
		2,528,668

General Merchandising: 0.1%
	Wal-Mart Stores, Inc.,
500,000	3.250%, 10/25/20	529,829

Insurance Carriers: 0.4%
	AFLAC, Inc.,
2,000,000	4.000%, 2/15/22	2,119,746

Mining: 0.9%
	ION Geophysical Corp.,
5,000,000	8.125%, 5/15/182	5,000,000

Motion Picture & Entertainment: 0.5%
	Viacom, Inc.,
500,000	3.500%, 4/1/17	531,995
2,350,000	3.250%, 3/15/23	2,304,488
		2,836,483

Oil & Gas: 1.1%
	Occidental Petroleum Corp.,
4,000,000	2.700%, 2/15/23	3,871,708
	SandRidge Energy, Inc.,
1,000,000	7.500%, 3/15/21	1,035,000
	Stone Energy Corp.,
1,145,000	8.625%, 2/1/17	1,236,600
		6,143,308

Professional, Scientific & Technical Services: 0.3%
	Equifax, Inc.,
1,995,000	3.300%, 12/15/22	1,944,712

Rail Transportation: 1.1%
	Norfolk Southern Corp.,
6,225,000	3.000%, 4/1/22	6,222,442

Securities & Financial Services: 0.5%
	Goldman Sachs Group, Inc.,
1,000,000	5.375%, 3/15/20	1,138,390
1,500,000	5.250%, 7/27/21	1,673,862
	Merrill Lynch & Co., Inc.,
250,000	6.875%, 11/15/18	302,781
		3,115,033

Telecommunications: 1.0%
	AT&T, Inc.,
2,000,000	1.600%, 2/15/17	2,012,828
	Vodafone Group PLC,
2,150,000	4.625%, 7/15/18	2,435,051
1,000,000	4.375%, 3/16/21	1,100,211
		5,548,090

Transportation Equipment: 0.2%
	Lockheed Martin Corp.,
1,000,000	4.250%, 11/15/19	1,118,645

Utilities: 1.4%
	Duke Energy Corp.,
2,800,000	2.150%, 11/15/16	2,891,210
	Entergy Mississippi, Inc.,
5,000,000	3.100%, 7/1/23	4,925,345
		7,816,555
TOTAL CORPORATE BONDS
(Cost $152,821,483)		153,918,729

Shares		Value
SHORT-TERM INVESTMENTS: 13.7%
Money Market Funds: 13.7%
15,941,917	Federated Treasury Obligation Fund - Trust Shares
	0.010%3	15,941,918
15,665,251	Fidelity Money Market Portfolio - Select Class
	0.030%3	15,665,251
46,322,288	Invesco Short-Term Treasury Investment
	0.020%3	46,322,288
TOTAL SHORT-TERM INVESTMENTS
(Cost $77,929,457)		77,929,457
TOTAL INVESTMENTS IN SECURITIES: 101.4%
(Cost $510,331,229)		578,334,241
Liabilities in Excess of Other Assets: (1.4)%		(7,823,997)
TOTAL NET ASSETS: 100.0%		$570,510,244

*	Non-income producing security.
1	A portion of this security is considered illiquid. As of May 31, 2013, the total market value of illiquid securities was $27,963,179 or 4.9% of net assets.
2
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.  At May 31, 2013, the value of these securities amounts to $9,989,185 or 1.8% of net assets

3	Seven-day yield as of May 31, 2013.

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows+:

Cost of investments	$510,725,432
Gross unrealized appreciation	72,221,647
Gross unrealized depreciation	(4,612,838)
Net unrealized appreciation	$67,608,809

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Villere Balanced Fund's (the "Fund") previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at May 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2013. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$336,233,615	$-	$-	336,233,615
Convertible Preferred Stock	10,252,440			10,252,440
Corporate Bonds		153,918,729		153,918,729
Money Market	77,929,457			77,929,457
Total Investments in Securities	$424,415,512	$153,918,729		$578,334,241

Villere Equity Fund

SCHEDULE OF INVESTMENTS at May 31, 2013 (Unaudited)

Shares	Value
TOTAL INVESTMENTS IN SECURITIES: 0.0%
(Cost $0)	$-
Other Assets in Excess of Liabilities: 100.0%	328,578
TOTAL NET ASSETS: 100.0%	$328,578

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows+:

Cost of investments	$-
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized depreciation	$-

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments since the Fund does not have a full fiscal year of history.

Summary of Fair Value Exposure at May 31, 2013 (unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2013. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total

	$-	$-	$-	$-

Total Investments in Securities	$-	$-	$-	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President

Date             7/17/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President

Date             7/17/13

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date             7/29/13
* Print the name and title of each signing officer under his or her signature.